Administrative and Offering Expenses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Administrative Fees, Description	1/12th of 0.95% of the Fund's month-end net asset value
Administrative expenses - General Partner	$ 791,912	$ 848,371
Administrative Expense Waiver	206,541	256,532
Accrued Liabilities Current And Noncurrent	40,089	51,851
Offering Expenses Description	1/12th of 0.75% of the Fund's month-end net asset value
Offering expenses - General Partner	537,508	782,473
Offering Expense Waiver	85,900	320,233
Offering Expenses Payable Current And Noncurrent	$ 30,206	$ 40,449